OTHER ASSETS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)
Prepaid lease		¥ 2,796	¥ 2,709
Deposits for purchase of plant and equipment		233	1,252
Others		50	48
Other Assets, Noncurrent, Total	$ 484	¥ 3,079	¥ 4,009